PROPERTY AND EQUIPMENT:	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

NOTE 3      - PROPERTY AND EQUIPMENT:

a.	Composition of assets, grouped by major classification, is as follows:

	December 31
	2011	2010
	U.S. dollars in thousands

Computers and electronic equipment	$4,048	$3,908
Land	263	263
Office furniture and equipment	348	346
Vehicles	413	531
Leasehold improvements	8	7
	5,080	5,055
Less - accumulated depreciation and amortization	4,200	4,221
	$880	$834

b.	Depreciation and amortization expenses totaled $295 thousand, $352 thousand and $440 thousand in the years ended December 31, 2011, 2010 and 2009, respectively.